Summary of Significant Accounting Policies (Details) - USD ($)	1 Months Ended		6 Months Ended	12 Months Ended
	Feb. 23, 2021	Jan. 02, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jul. 19, 2021	Jun. 19, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Investments held in trust account				$ 172,516,200
Common stock shares sold (in Shares)				17,250,000
Deferred offering costs			80,000		80,000
Public offering costs			$ 485,257		$ 485,257
Deferred underwriting discount	$ 3,450,000
Public offering expense				$ 300,000
Note Payable balance	$ 40,000
Purchase of warrants (in Shares)							4,312,500
Common stock per share (in Dollars per share)				$ 11.5
Common shares issues for outstanding warrants (in Shares)				5,923,333
Basic and diluted earnings per share (in Dollars per share)			$ 0
Shares outstanding (in Shares)			4,312,500		4,312,500
Federal Depository insurance coverage				$ 250,000
Advertising revenue				$ 4,500,000
Expected dividend yield
Public Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issuance of warrants (in Shares)				5,750,000
Private Placement Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issuance of warrants (in Shares)				173,333
Warrant [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issuance of warrants (in Shares)				5,923,333
FaZe Clan Inc. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Purchase of warrants (in Shares)						1,000,000
Liquid instruments					90 days
Allowance for doubtful accounts			$ 400,000	$ 400,000	$ 400,000
Estimated useful life				3 years
Foreign currency transaction losses				$ 800,000	800,000
Contract liability		$ 1,100,000
Expenses advertising costs				$ 65,416	$ 65,416
Expected dividend yield				0.00%	0.00%
Unrecognized tax benefits federal				3 years
Unrecognized tax benefits state				4 years
Vested warrants outstanding (in Shares)				754,833
Segment				1
Customer discounts			800,000		$ 800,000
Customer returns			$ 200,000		$ 200,000
FaZe Clan Inc. [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payment terms		30 days
FaZe Clan Inc. [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Payment terms		45 days
FaZe Clan Inc. [Member] | Three Customers [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of risks percentage				49.00%
FaZe Clan Inc. [Member] | Two Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of risks percentage					45.00%
FaZe Clan Inc. [Member] | One Customers [Member] | Revenues [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of risks percentage				12.00%	10.00%
Public Offering [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Purchase of warrants (in Shares)				5,923,333
One Vendor [Member] | FaZe Clan Inc. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of risks percentage				17.00%	20.00%
One Vendor [Member] | FaZe Clan Inc. [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of risks percentage				2.00%	23.00%
One Independent Contractor [Member] | FaZe Clan Inc. [Member] | Revenues [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentrations of risks percentage				22.00%	16.00%